Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Premium on issue of shares	Capital Transactions		Stock options	Other reserves	Legal	Investments statutory	Tax-incentive reserve	VAE	FCTA	Retained earnings (loss)	Total	Non-controlling interest	Treasury shares	Additional dividends	Total
BALANCE at Dec. 31, 2020		$ 13,177,841	$ 36,321	$ (163,716)		$ 10,467	$ (32,766)	$ 271,919	$ 1,760,862		$ 27,094	$ (7,534,775)		$ 7,718,762	$ 660,438	$ (107,550)	$ 273,065	$ 8,379,200
Net income (loss)													3,811,442	3,811,442	7,196			3,818,638
Gain (loss) on foreign currency translation adjustments												(258,996)	(140,344)	(418,120)	(12,918)		(18,780)	(431,038)
Gain (loss) on net investment in foreign operations	[1]											(230,817)		(230,817)				(230,817)
Gain (loss) on cash flow hedge, net of tax											25,181			25,181				25,181
Valuation adjustments to equity in subsidiaries											12,465			12,465	(85)			12,380
Gain (loss) associated with pension and other postretirement benefit obligations, net of tax											27,565			27,565	6,745			34,310
Total comprehensive income (loss)											65,211	(489,813)	3,671,098	3,227,716	938		(18,780)	3,228,654
Purchase of treasury shares														(1,922,142)		(1,922,142)		(1,922,142)
Sale of treasury shares									(713)							713
Cancellation of treasury shares									(1,408,870)							1,408,870
Share-based compensation				9,518								(80)		9,438	2,333			11,771
Treasury shares used in stock option plan						(322)			(488)					1		811		1
Realization of other reserves							(981)						981
Constitution legal reserve								183,555					(183,555)
Constitution of investments statutory reserve									2,613,191				(2,613,191)
Additional dividends to be distributed														(254,285)			(254,285)	(254,285)
Dividends distributed													(875,335)	(875,335)	(5,357)			(880,692)
Dividends reversal													2	2				2
Others															2,443			2,443
BALANCE (Previously Stated) at Dec. 31, 2021		13,177,841	36,321	(154,198)	[2]	10,145	(33,747)	455,474	2,963,982		92,305	(8,024,668)		7,904,157	660,795	(619,298)		8,564,952
BALANCE at Dec. 31, 2021		13,177,841	36,321	(154,198)		10,145	(33,747)	455,474	2,963,982		92,305	(8,024,668)		7,904,157	660,795	(619,298)		8,564,952
Net income (loss) | Previously Stated					[2]								2,997,488	2,997,488	146,049			3,143,537
Net income (loss)																		3,143,537
Gain (loss) on foreign currency translation adjustments | Previously Stated	[1]				[2]				(110,117)			(523,602)	(12,339)	(598,282)	(61,793)	47,776		(660,075)
Gain (loss) on net investment in foreign operations | Previously Stated	[3]				[2]							137,499		137,499				137,499
Gain (loss) on cash flow hedge, net of tax | Previously Stated	[4]				[2]						(32,027)			(32,027)				(32,027)
Valuation adjustments to equity in subsidiaries | Previously Stated	[5]										(6,514)			(6,514)	154			(6,360)
Gain (loss) associated with pension and other postretirement benefit obligations, net of tax | Previously Stated					[2]						7,926			7,926	2,115			10,041
Total comprehensive income (loss) | Previously Stated					[2]				(110,117)		(30,615)	(386,103)	2,985,149	2,506,090	86,525	47,776		2,592,615
Total comprehensive income (loss)																		2,592,615
Purchase of treasury shares | Previously Stated	[6]				[2]									(719,393)		(719,393)		(719,393)
Sale of treasury shares | Previously Stated					[2]				(1,903)					167,505		169,408		167,505
Cancellation of treasury shares | Previously Stated					[2]				(1,121,507)							1,121,507
Share-based compensation | Previously Stated				6,219	[2]									6,219	1,396			7,615
Realization of other reserves | Previously Stated					[2]		(1,430)						1,430
Proposed interim dividends | Previously Stated					[2]								(450,767)	(450,767)				(450,767)
Constitution legal reserve | Previously Stated					[2]			148,129					(148,129)
Constitution of investments statutory reserve | Previously Stated					[2]				1,694,844				(1,694,844)
Purchase of Pilgrim’s Pride Corporation treasury shares repurchase | Previously Stated				(91,605)	[2]									(91,605)	(98,139)			(189,744)
Distribution of interim dividends | Previously Stated					[2]								(422,033)	(422,033)				(422,033)
Prescribed dividends | Previously Stated					[2]								3	3				3
Dividends to non-controlling interest | Previously Stated					[2]										(5,002)			(5,002)
Acquisitions of non-controlling interest | Previously Stated					[2]										3,034			3,034
Constitution of tax-incentive reserve | Previously Stated					[2]				(496,545)	767,354			(270,809)
Others | Previously Stated					[2]										(2,639)			(2,639)
BALANCE (Previously Stated) at Dec. 31, 2022		13,177,841	36,321	(239,584)	[2]	10,145	(35,177)	603,603	2,928,754	767,354	61,690	(8,410,771)		8,900,176	645,970			9,546,146
BALANCE at Dec. 31, 2022		13,177,841	36,321	(239,584)	[6]	10,145	(35,177)	603,603	2,928,754	767,354	61,690	(8,410,771)		8,900,176	645,971			9,546,147
Net income (loss)					[6]								(332,880)	(332,880)	17,667			(315,213)
Gain (loss) on foreign currency translation adjustments					[6]							297,241		297,241	(30,024)			267,217
Gain (loss) on net investment in foreign operations	[7]				[6]							440,423		440,423				440,423
Gain (loss) on cash flow hedge, net of tax					[6]						(2,095)			(2,095)				(2,095)
Valuation adjustments to equity in subsidiaries	[2]				[6]						(4,412)			(4,412)				(4,412)
Gain (loss) associated with pension and other postretirement benefit obligations, net of tax					[6]						8,098			8,098	1,300			9,398
Total comprehensive income (loss)					[6]						1,591	737,664	(332,880)	406,375	(11,057)			395,318
Share-based compensation				3,234	[6]									3,234	678			3,912
Realization of other reserves					[6]		(616)						616
Distribution of interim dividends					[6]								(447,979)	(447,979)				(447,979)
Dividends to non-controlling interest					[6]										(4,462)			(4,462)
Others					[6]										(360)			(360)
BALANCE at Jun. 30, 2023		13,177,841	36,321	(236,350)	[6]	10,145	(35,793)	603,603	2,928,754	767,354	63,281	(7,673,107)	(780,243)	8,861,806	630,770			9,492,576
BALANCE (Previously Stated) at Dec. 31, 2022		13,177,841	36,321	(239,584)	[2]	10,145	(35,177)	603,603	2,928,754	767,354	61,690	(8,410,771)		8,900,176	645,970			9,546,146
BALANCE at Dec. 31, 2022		13,177,841	36,321	(239,584)	[6]	10,145	(35,177)	603,603	2,928,754	767,354	61,690	(8,410,771)		8,900,176	645,971			9,546,147
Net income (loss) | Previously Stated					[2]								(198,869)	(198,869)	67,134			(131,735)
Net income (loss)																		(131,735)
Gain (loss) on foreign currency translation adjustments | Previously Stated	[1]				[2]							618,297	(30,467)	587,830	(26,876)			560,954
Gain (loss) on net investment in foreign operations | Previously Stated	[3]				[2]							179,612		179,612				179,612
Gain (loss) on cash flow hedge, net of tax | Previously Stated	[4]				[2]						5,129			5,129				5,129
Valuation adjustments to equity in subsidiaries | Previously Stated	[5]										(13,143)			(13,143)				(13,143)
Gain (loss) associated with pension and other postretirement benefit obligations, net of tax | Previously Stated											6,767			6,767	1,577			8,344
Total comprehensive income (loss) | Previously Stated											(1,247)	797,909	(229,336)	567,326	41,835			609,161
Total comprehensive income (loss)																		609,161
Share-based compensation | Previously Stated				7,109								(1,588)		5,521	1,392			6,913
Realization of other reserves | Previously Stated							(1,236)						1,236
Constitution of investments statutory reserve | Previously Stated									(696,226)				696,226
Distribution of interim dividends | Previously Stated													(447,979)	(447,979)				(447,979)
Dividends to non-controlling interest | Previously Stated															(6,318)			(6,318)
Constitution of tax-incentive reserve | Previously Stated										20,147			(20,147)
Others | Previously Stated															(137)			(137)
BALANCE (Previously Stated) at Dec. 31, 2023		13,177,841	36,321	(232,475)		10,145	(36,413)	603,603	2,232,528	787,501	60,443	(7,614,450)		9,025,044	682,742			9,707,786
BALANCE at Dec. 31, 2023		13,177,841	36,321	(232,475)	[6]	10,145	(36,413)	603,603	2,232,528	787,501	60,443	(7,614,450)		9,025,044	682,742			9,707,786
Net income (loss)					[6]								661,097	661,097	91,536			752,633
Gain (loss) on foreign currency translation adjustments												(1,182,671)		(1,182,671)	87,278			(1,095,393)
Gain (loss) on net investment in foreign operations	[7]				[6]							(236,513)		(236,513)				(236,513)
Gain (loss) on cash flow hedge, net of tax					[6]						268			268				268
Gain (loss) associated with pension and other postretirement benefit obligations, net of tax					[6]						7,050			7,050	1,152			8,202
Total comprehensive income (loss)					[6]						(692)	(1,419,184)	661,097	(758,779)	179,966			(578,813)
Share-based compensation				6,095	[6]									6,095	1,285			7,380
Realization of other reserves					[6]		(567)						567
Dividends to non-controlling interest					[6]										(784)			(784)
Others					[6]										(95)			(95)
BALANCE at Jun. 30, 2024		$ 13,177,841	$ 36,321	$ (226,380)	[6]	$ 10,145	$ (36,980)	$ 603,603	$ 2,232,528	$ 787,501	$ 59,751	$ (9,033,634)	$ 661,664	$ 8,272,360	$ 863,114			$ 9,135,474

[1]	Refers to the net investment on foreign operations of intercompany balances between JBS S.A. and its indirect subsidiaries JBS Luxembourg S.à.r.l. and JBS Investments Luxembourg S.à.r.l.. Thus, since the balances are an extension of that entity’s investment, they are considered as equity instruments.
[2]	Refers to the purchase of PPC treasury shares and share-based payment expenses incurred from subsidiaries.
[3]	Foreign Currency Translation Adjustments (FCTA) and exchange variation in subsidiaries
[4]	Refers to the hedge accounting in the indirect subsidiary Seara Alimentos.
[5]	Valuation Adjustments to Equity (VAE) arising from derivative financial instruments.
[6]	Refers to changes in equity resulting mainly from compensation based on the shares of subsidiaries.
[7]	Includes capitalization of foreign exchange variation of intercompany balances between JBS S.A. and its indirect subsidiaries JBS Luxembourg S.à.r.l. and JBS Investments Luxembourg S.à.r.l.. Thus, since the balances are an extension of that entity’s investment, they are considered as equity instruments.